Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2019
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of September 30, 2019 and December 31, 2018, consist of the following:

	Balance as of September 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Trade receivables	257,112	163,856
Tax receivables	32,643	54,959
Prepayments	12,522	5,521
Other accounts receivable	17,296	12,059
Total	319,573	236,395